Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Results of Operations for Oil and Gas Producing Activities (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($) $ / Boe $ / bbl $ / Mcf	Dec. 31, 2016 MXN ($) $ / Boe $ / bbl $ / Mcf	Dec. 31, 2015 MXN ($) $ / Boe $ / bbl $ / Mcf
Disclosure of detailed information about property, plant and equipment [line items]
Revenues from sale of oil and gas	$ 762,637,362	$ 616,380,608	$ 690,591,455
Hydrocarbon duties	375,156,405	304,299,019	376,682,705
Production costs (excluding taxes)	248,957,950	171,194,337	177,774,082
Other costs and expenses	(3,954,222)	61,359,271	20,360,540
Exploration expenses	14,993,433	39,693,273	31,244,564
Depreciation, depletion, amortization and accretion	240,672,906	(150,891,739)	527,014,056
Total production costs	875,826,472	425,654,161	1,133,075,947
Results of operations for oil and gas producing activities	$ (113,189,111)	$ 190,726,447	$ (442,484,491)
Oil Equivalent [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average sales price | $ / Boe	38.63	29.18	37.17
Crude oil [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average sales price | $ / bbl	48.71	36.55	48.22
Natural Gas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average sales price | $ / Mcf	4.32	3.01	3.78